Pay vs Performance Disclosure - USD ($)	7 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total(2)		Compensation Actually Paid(3)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income (Loss) ($ 000,000)	Adjusted EBITDA ($ 000,000)(7)

	PEO 1 James A. Burke ($)	PEO 2 Curtis A. Morgan ($)	PEO 1 James A. Burke ($)	PEO 2 Curtis A. Morgan ($)			Vistra Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)

2025	15,989,188	N/A	40,719,971	N/A	4,454,708	11,495,893	912.44	159.06	944	5,838
2024	12,236,044	N/A	104,409,420	N/A	5,036,357	41,319,866	775.51	137.07	2,659	5,539
2023	10,453,377	N/A	30,741,208	N/A	4,721,253	11,784,665	214.51	111.05	1,493	4,101
2022	8,559,824	11,852,513	14,390,474	22,523,112	3,372,114	5,415,367	125.64	119.51	(1,227)	2,994
2021	N/A	10,075,626	N/A	4,395,128	3,425,261	1,512,908	119.57	117.67	(1,274)	1,908

Named Executive Officers, Footnote	The Principal Executive Officer(s) (“PEO”) and other NEOs for the indicated years were as follows:

2021	2022	2023-2024	2025

Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO through July 31, 2022)	James A. Burke (PEO)	James A. Burke (PEO)
James A. Burke	James A. Burke (PEO effective August 1, 2022)	Kristopher E. Moldovan	Kristopher E. Moldovan
Stephen J. Muscato	Kristopher E. Moldovan	Stephen J. Muscato	Stacey Doré
Scott A. Hudson	Stephen J. Muscato	Scott A. Hudson	Scott A. Hudson
Stephanie Zapata Moore	Scott A. Hudson	Stacey Doré	Stephanie Zapata Moore
Stephanie Zapata Moore

Peer Group Issuers, Footnote		The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Utilities (Sector) Index (S&P Utilities), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. Such peer index was selected in accordance with SEC rules and is not necessarily indicative of the Company’s peer group due to, among other factors, the Company’s exposure to commodities. For a discussion of the Company’s selected peer group used in connection with its executive compensation program, see “Compensation Discussion and Analysis—Corporate Governance Practices—Compensation Determination Process.”
PEO Total Compensation Amount		$ 15,989,188
PEO Actually Paid Compensation Amount		$ 40,719,971
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total ($)(a)	Minus Fair Value of Equity Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Equals Compensation Actually Paid ($)

PEO—James A. Burke
2025	15,989,188	11,433,561	20,553,637	13,278,895	200,091	2,131,721	40,719,971
Average Other NEOs(g)
2025	4,454,708	3,074,867	5,567,480	4,007,551	10,639	530,382	11,495,893

Non-PEO NEO Average Total Compensation Amount		$ 4,454,708	$ 5,036,357	$ 4,721,253	$ 3,372,114	$ 3,425,261
Non-PEO NEO Average Compensation Actually Paid Amount		$ 11,495,893	41,319,866	11,784,665	5,415,367	1,512,908
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total ($)(a)	Minus Fair Value of Equity Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Equals Compensation Actually Paid ($)

PEO—James A. Burke
2025	15,989,188	11,433,561	20,553,637	13,278,895	200,091	2,131,721	40,719,971
Average Other NEOs(g)
2025	4,454,708	3,074,867	5,567,480	4,007,551	10,639	530,382	11,495,893

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Tabular List, Table		Adjusted EBITDA •Adjusted FCFbG per share •Total Cost ($s) •Safety Index (% achieved across a number of safety measures, included as part of our Generation Operating Index)
Total Shareholder Return Amount		$ 912.44	775.51	214.51	125.64	119.57
Peer Group Total Shareholder Return Amount		159.06	137.07	111.05	119.51	117.67
Net Income (Loss)		944,000,000	2,659,000,000	1,493,000,000	(1,227,000,000)	(1,274,000,000)
Adjustment to Compensation, Amount		$ 5,838,000,000	$ 5,539,000,000	$ 4,101,000,000	2,994,000,000	$ 1,908,000,000
PEO Name	Curtis A. Morgan (PEO through July 31, 2022)	James A. Burke (PEO)	James A. Burke (PEO)	James A. Burke (PEO)		Curtis A. Morgan (PEO)
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the indicated year for Mr. Burke and Mr. Morgan, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the indicated year for the Company’s other NEOs.
(3)Amounts reported in this column reflect the total compensation reported in the Summary Compensation Table for the PEO in the indicated fiscal year, as adjusted for 2025 as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests and are incorporated as applicable in the table below. The dollar amounts reflected in this column do not reflect the actual amount of compensation earned by or paid to the PEO during the indicated year.
(4)Amounts reflect the average total compensation for the Company’s NEOs, other than the PEO, for the indicated fiscal year, as adjusted for 2025 as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests and are incorporated as applicable in the table below. The dollar amounts reflected in this column do not reflect the actual amount of compensation earned by or paid to such NEOs during the indicated year.
(5)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
As noted in the Compensation Discussion and Analysis, the Social Responsibility and Compensation Committee selected Adjusted EBITDA as one of the key metrics for evaluating and rewarding management’s performance in the 2025 annual incentive compensation program (i.e., AIP). Adjusted EBITDA is defined above under the heading “Setting of Financial and Operational Performance Targets for 2025.” Given the importance of Adjusted EBITDA as discussed further in the Compensation Discussion and Analysis (i.e., if Adjusted EBITDA did not meet the Adjusted EBITDA threshold performance level, the NEOs’ awards under the 2025 AIP would have been subject to a certain “executive limiter”), the Company has determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Represents Total Compensation as reported in the Summary Compensation Table for 2025. With respect to the Average Other NEOs, amounts shown represent averages.
(b)Represents the grant date fair value of the stock awards granted during 2025, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as December 31, 2025 of the outstanding and unvested stock awards granted during 2025, computed in accordance with the methodology used for financial reporting purposes. Accordingly, for awards subject to performance-based vesting conditions, they are based on the probable outcome of such performance-based vesting conditions as of December 31, 2025.
(d)Represents the change in fair value during 2025 of the outstanding and unvested stock awards held by the applicable NEO as of December 31, 2025, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2025.
(e)Represents the fair value at vesting of the stock awards that were granted and vested during 2025, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during 2025, computed in accordance with the methodology used for financial reporting purposes.
		(g)See footnote 1 above for the NEOs included in the average.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted FCFbG per share
Measure:: 3
Pay vs Performance Disclosure
Name		Total Cost ($s)
Measure:: 4
Pay vs Performance Disclosure
Name		Safety Index (% achieved across a number of safety measures, included as part of our Generation Operating Index)
James A. Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 15,989,188	$ 12,236,044	$ 10,453,377	8,559,824
PEO Actually Paid Compensation Amount		40,719,971	$ 104,409,420	$ 30,741,208	14,390,474
Curtis A. Morgan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					11,852,513	$ 10,075,626
PEO Actually Paid Compensation Amount					$ 22,523,112	$ 4,395,128
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,433,561)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,553,637
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,278,895
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		200,091
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,131,721
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,074,867)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,567,480
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,007,551
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,639
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 530,382